Convertible Promissory Notes (Details Textual) - USD ($)																								1 Months Ended									2 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 18, 2020	May 19, 2020	Apr. 15, 2020	Apr. 14, 2020	Apr. 14, 2020	Mar. 09, 2020	Mar. 05, 2020	Feb. 11, 2020	Feb. 11, 2020	Jan. 20, 2020	Jan. 10, 2020	Jul. 03, 2019	Mar. 06, 2019	Jan. 31, 2019	Dec. 14, 2018	Aug. 10, 2018	Aug. 10, 2018	Jun. 27, 2018	Nov. 09, 2017	Feb. 03, 2017	Feb. 03, 2017	Jan. 28, 2016	Apr. 09, 2015	Jun. 30, 2020	Jun. 18, 2020	May 19, 2020	Apr. 15, 2020	Aug. 28, 2019	Feb. 14, 2019	Jan. 18, 2019	Jun. 27, 2018	Nov. 09, 2017	Nov. 27, 2019	Oct. 02, 2019	Sep. 30, 2020	Sep. 30, 2019	Aug. 12, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																								$ 1,460,000											$ 1,460,000			$ 1,460,000
Amount of tranches received																																						856,500		$ 804,500
Amortization of Debt Discount (Premium)																																			199,024	$ 242,392		$ 714,145		610,917
Convertible promissory notes [Member]
Convertible Promissory Notes (Textual)
Percentage of beneficial ownership																								4.99%														4.99%
Convertible debt																								$ 2,030,000											1,797,000			$ 2,030,000
Debt discount																								409,074											210,050			409,074
Net balance of convertible debt																																			1,586,950			$ 1,620,926
10% Unsecured Convertible Note [Member] | Jan 2020 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount											$ 80,000
Convertible notes, interest rate											10.00%
Debt instrument, maturity date description																																						The Jan 2020 Note matures on January 10, 2021. The Jan 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the thirty (30) trading day prior to the conversion date.
Debt discount																								37,596														$ 37,596
Net balance of convertible debt																																						$ 80,000
Accrued interest											$ 78,000
Amount received From Funds											$ 2,000
10% Unsecured Convertible Note [Member] | Dec-Jul Notes [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount												$ 86,500			$ 86,500															$ 86,500
Debt instrument, maturity date description												The Dec-Jan Notes matures on December 14, 2019 and January 18, 2020. The Dec-Jul Notes may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest trading prices per common stock during the fifteen (25) trading day prior to the conversion date.			The Dec-Jan Notes matures on December 14, 2019 and January 18, 2020. The Dec-Jul Notes may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest trading prices per common stock during the fifteen (25) trading day prior to the conversion date.															The Dec-Jan Notes matures on December 14, 2019 and January 18, 2020. The Dec-Jul Notes may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest trading prices per common stock during the fifteen (25) trading day prior to the conversion date.
Issuance of common stock (in shares)																																						103,302,185
Convertible notes payable																																						$ 132,386
Debt discount																								91,714														91,714
Net balance of convertible debt																																						0
Legal fees																																						9,000
Accrued interest																																						14,000
10% Unsecured Convertible Note [Member] | Aug 2018 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																								100,000														100,000
Convertible notes, interest rate																10.00%	10.00%
Interest expense amount																								11,233														11,233
Aggregate principal amount																$ 100,000	$ 100,000
Conversion price																$ 0.005	$ 0.005
Debt instrument, term																60 months
Debt instrument, maturity date description																The Aug 2018 Note matures on August 10, 2019, with an extension of sixty (60) months from the date of the note. The Aug 2018 Note matures on August 10, 2023.
Maturity date																Aug. 10, 2019
Debt instrument, convertible, terms of conversion feature																The Aug 2018 Note may be converted into shares of the Company's common stock at a conversion price of the lesser of a) $0.005 per share or b) sixty-one (61%) percent of the lowest trading price per common stock recorded on any trade day after the effective date.
Deposit Liabilities, Accrued Interest																								11,233														11,233
10% Unsecured Convertible Note [Member] | Oct 2018 Note [Member]
Convertible Promissory Notes (Textual)
Convertible notes, interest rate																													10.00%
Debt instrument, maturity date description																													The Feb-Aug Notes may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date																													Feb. 14, 2019
Convertible debt																													$ 252,000
10% Unsecured Convertible Note [Member] | Jan-Mar Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																								160,000														160,000
Convertible notes, interest rate													10.00%	10.00%
Aggregate principal amount													$ 160,000	$ 160,000										$ 8,399														$ 8,399
Conversion price																								$ 0														$ 0
Debt instrument, maturity date description													The Jan-Mar Notes matures on January 31, 2020 and March 6, 2020. The Jan-Mar Notes may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.	The Jan-Mar Notes matures on January 31, 2020 and March 6, 2020. The Jan-Mar Notes may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date													Mar. 06, 2020	Jan. 31, 2020
Issuance of common stock (in shares)													76,591,844	76,591,844
Debt discount																								$ 101,698														$ 101,698
Legal fees														$ 1,500
10% Unsecured Convertible Note [Member] | Jan 18, 2019 Note [Member]
Convertible Promissory Notes (Textual)
Aggregate principal amount																														$ 86,500
10% Unsecured Convertible Note [Member] | Feb-Aug Notes [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																																					$ 252,000
Debt instrument, maturity date description																																					The Feb-Aug Notes may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Issuance of common stock (in shares)																																						116,025,867
Convertible notes payable																																						$ 252,000
Debt discount																								176,288														176,288
Net balance of convertible debt																																						0
Accrued interest																																						12,600
10% Unsecured Convertible Note [Member] | Feb 2020 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount								$ 80,000	$ 80,000
Convertible notes, interest rate								10.00%	10.00%
Debt instrument, maturity date description								The Feb 2020 Note matures on February 11, 2021. The Feb 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Debt discount																								30,601														30,601
Amount received From Funds								$ 78,000																														80,000
Other Fees								2,000
10% Unsecured Convertible Note [Member] | March 5, 2020 [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount				$ 80,000	$ 80,000		$ 40,000
Convertible notes, interest rate				10.00%	10.00%		10.00%
Debt instrument, maturity date description							The Mar 2020 Note matures on March 9, 2021. The Mar 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date							Apr. 14, 2020
Debt discount																								11,528														11,528
Amount received From Funds					$ 78,000		$ 38,000																															40,000
Other Fees					2,000		$ 2,000
10% Unsecured Convertible Note [Member] | April 14, 2020 [Member]
Convertible Promissory Notes (Textual)
Debt discount																								$ 16,658														16,658
Net balance of convertible debt																																						0
Amount received From Funds																																						$ 80,000
10% Unsecured Convertible Note [Member] | April 15, 2020 [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount			$ 50,000																								$ 50,000
Convertible notes, interest rate			10.00%																					50.00%			10.00%											50.00%
Conversion price																								$ 0.01														$ 0.01
Debt instrument, term																											60 months
Debt instrument, maturity date description																											The Apr 2020 Note matures twelve (12) months from the effective dates of each respective tranche. The Apr 2020 Note matures on April 15, 2021, with an automatic extension of sixty (60) months from the effective date of each tranche.
Maturity date																											Apr. 15, 2021
Percentage of beneficial ownership			4.99%																								4.99%
Penalty amount			$ 2,000																								$ 2,000
Debt discount			706																								706
Amount received From Funds																																						$ 10,000
10% Unsecured Convertible Note [Member] | ConvertiblePromissoryMayOneNotesMember
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount		$ 80,000																								$ 80,000
Convertible notes, interest rate		10.00%																								10.00%
Debt instrument, maturity date description																										The May 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date																										May 19, 2021
Debt discount																								$ 9,205														9,205
Amount received From Funds																										$ 78,000												80,000
Other Fees																										2,000
10% Unsecured Convertible Note [Member] | June 18, 2020 [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount	$ 160,000																								$ 160,000
Convertible notes, interest rate	10.00%																								10.00%
Debt instrument, maturity date description																									The Jun 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date																									Jun. 19, 2021
Convertible debt																								5,260														5,260
Amount received From Funds																									$ 156,000													160,000
Other Fees																									4,000
10% Convertible Promissory Note [Member] | Jan 2020 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount										$ 80,000
Convertible notes, interest rate										10.00%
Interest expense amount																																			$ 3,989
Debt instrument, maturity date description										The Jan 2020 Note had a maturity date of January 20, 2021. The Jan 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Jan 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jan 2020 Note. During the three months ended September 30, 2020, the Company issued 23,420,128 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $3,989, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $42,404 during the three months ended September 30, 2020. The Jan 2020 Note was fully converted as of September 30, 2020. On February 11, 2020, the Company issued a convertible promissory note (the “Feb 2020 Note”) to an investor (the “Feb 2020 Note”) in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The Feb 2020 Note had a maturity date of February 11, 2021. The Feb 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Feb 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb 2020 Note. During the three months ended September 30, 2020, the Company issued 5,294,205 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $3,989, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $49,399 during the three months ended September 30, 2020. The Feb 2020 Note was fully converted as of September 30, 2020. On March 9, 2020, the Company issued a convertible promissory note (the “Mar 2020 Note”) to an investor, (the “Mar 2020 Note”) in the principal amount of $40,000. The Company received funds of $38,000, less other fees of $2,000. The Mar 2020 Note had a maturity date of March 9, 2021. The Mar 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Mar 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Mar 2020 Note. During the three months ended September 30, 2020, the Company issued 2,390,871 shares of common stock upon conversion of principal in the amount of $40,000, plus accrued interest of $1,995, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $25,708 during the three months ended September 30, 2020. The Mar 2020 Note was fully converted as of September 30, 2020. On April 14, 2020, the Company issued a convertible promissory note (the “April 2020 Note”) to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The April 2020 Note matures on April 14, 2021. The April 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the April 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $20,164 during the three months ended September 30, 2020. The balance of the April 2020 Note as of September 30, 2020 was $80,000. On April 15, 2020, the Company issued a convertible promissory note (the “Apr 2020 Note”) to an investor in the aggregate principal amount of $50,000, of which the Company received $10,000 as of June 30, 2020. The Apr 2020 Note matures twelve (12) months from the effective dates of each respective tranche, such that the Apr 2020 Note matures on April 15, 2021, with an automatic extension of sixty (60) months from the effective date of each tranche. The Apr Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price of common stock recorded on any trade day after the effective date, or (c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of four (4) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Apr 2020 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the fourth business day (inclusive of the day of the conversion) until the shares are delivered. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Apr 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $855 during the three months ended September 30, 2020. The balance of the Apr 2020 Note as of September 30, 2020 was $10,000. On May 19, 2020, the Company issued a convertible promissory note (the “May 2020 Note”) to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The May 2020 Note matures on May 19, 2021. The May 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Issuance of common stock (in shares)																																			23,420,128
Convertible notes payable																																			$ 80,000
Accrued interest										$ 78,000
Amount received From Funds										$ 2,000
Deposit Liabilities, Accrued Interest																																			3,989
Amortization of Debt Discount (Premium)																																			42,404
10% Convertible Promissory Note [Member] | August 28, 2019 note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																								80,000				$ 80,000										80,000
Convertible notes, interest rate																												10.00%
Interest expense amount																								58,835														$ 58,835
Debt instrument, maturity date description																												The Aug Note matures on August 28, 2020. The Aug Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date																												Aug. 28, 2020
Issuance of common stock (in shares)																																						30,227,789
Convertible notes payable																																						$ 80,000
Legal fees																																						600
Accrued interest																																						4,219
Amount received From Funds																												$ 78,000
Other Fees																												$ 2,000
Deposit Liabilities, Accrued Interest																								58,835														58,835
10% Convertible Promissory Note [Member] | Jan 2016 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																						$ 500,000		310,000											$ 277,000			$ 310,000
Convertible notes, interest rate																						10.00%
Amount of tranches received																						$ 10,000
Amount of additional tranches received																						490,000
Aggregate principal amount																						$ 500,000
Conversion price																						$ 0.01
Percentage of trading price																						50.00%
Debt instrument, term																						12 months
Debt instrument, maturity date description																						January 19, 2017, the investor extended the Jan 2016 Note for an additional sixty (60) months from the effective date of each tranche, which matures on January 27, 2022.The Jan 2016 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.
Maturity date																						Jan. 27, 2022
Debt instrument, convertible, terms of conversion feature																						Price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.
Percentage of beneficial ownership																						4.99%
Penalty amount																						$ 1,500
Issuance of common stock (in shares)																																			48,802,884			280,606,492
Convertible notes payable																																			$ 33,000			$ 190,000
Accrued interest																																			13,363			$ 76,576
10% Convertible Promissory Note [Member] | April 2015 Note [Member]
Convertible Promissory Notes (Textual)
Amount of tranches received																							$ 50,000
Amount of additional tranches received																							450,000
Aggregate principal amount																							$ 500,000
Conversion price																							$ 0.01
Percentage of trading price																							50.00%
Debt instrument, term																							9 months
Debt instrument, maturity date description																							On January 19, 2017, the investor extended the April 2015 Note for an additional (60) months from the effective date of each tranche.
Maturity date																							Apr. 09, 2020
Debt instrument, convertible, terms of conversion feature																							Price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective advance or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.
Percentage of beneficial ownership																							4.99%
Penalty amount																							$ 1,500
Issuance of common stock (in shares)																																						212,079,164
Convertible notes payable																																						$ 192,600
Convertible debt																								74,285														74,285
10% Convertible Promissory Note [Member] | Feb 2017 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																				$ 500,000	$ 500,000														500,000					$ 500,000
Convertible notes, interest rate																				10.00%	10.00%
Amount of tranches received																				$ 60,000	$ 60,000
Amount of additional tranches received																				440,000	440,000
Aggregate principal amount																				$ 500,000	$ 500,000
Conversion price																				$ 0.01	$ 0.01
Percentage of trading price																				50.00%	50.00%
Debt instrument, term																				12 months
Debt instrument, maturity date description																				The Feb 2017 Note matures on February 3, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche.	The Feb 2017 Note had a maturity date of February 3, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche.
Maturity date																				Feb. 03, 2018
Debt instrument, convertible, terms of conversion feature																				Price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.	The Feb 2017 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.
Percentage of beneficial ownership																				4.99%	4.99%
Penalty amount																				$ 1,500	$ 1,500
10% Convertible Promissory Note [Member] | Nov 2017 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																			$ 500,000					500,000								$ 500,000			500,000			500,000
Convertible notes, interest rate																			10.00%													10.00%
Amount of tranches received																			$ 45,000													$ 45,000
Amount of additional tranches received																			455,000													455,000
Aggregate principal amount																			$ 500,000													$ 500,000
Conversion price																			$ 0.01													$ 0.01
Percentage of trading price																			50.00%													50.00%
Debt instrument, term																																12 months
Debt instrument, maturity date description																			The Nov 2017 Note had a maturity date of November 9, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche.													The Nov 2017 Note matures on November 9, 2018, with an automatic extension of sixty (60) months from the effective date of each tranche.
Maturity date																																Nov. 09, 2018
Debt instrument, convertible, terms of conversion feature																			The Nov 2017 Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.													price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.
Percentage of beneficial ownership																			4.99%													4.99%
Penalty amount																			$ 1,500													$ 1,500
10% Convertible Promissory Note [Member] | Jun 2018 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																		$ 500,000						90,000							$ 500,000				90,000			90,000
Convertible notes, interest rate																		10.00%													10.00%
Amount of tranches received																		$ 50,000													$ 50,000
Amount of additional tranches received																		40,000																					$ 40,000
Interest expense amount																								2,823														2,823
Aggregate principal amount																		$ 90,000						90,000							$ 90,000							90,000
Conversion price																		$ 0.01													$ 0.01								$ 90,000
Percentage of trading price																		50.00%													50.00%
Debt instrument, term																															12 months
Debt instrument, maturity date description																		The Jun 2018 Note matured on June 27, 2019, which was automatically extended for sixty (60) months from the effective date of each tranche.													The Jun 2018 Note matures twelve (12) months from the effective dates of each respective tranche.
Maturity date																															Jun. 27, 2019
Debt instrument, convertible, terms of conversion feature																															price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price since the original effective date of each respective tranche or the lowest effective price per share granted to any person or entity after the effective date to acquire common stock.
Percentage of beneficial ownership																		4.99%													4.99%
Penalty amount																		$ 1,500													$ 1,500
Deposit Liabilities, Accrued Interest																								2,823														2,823
10% Convertible Promissory Note [Member] | Aug 2018 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																$ 100,000	$ 100,000																		100,000
Convertible notes, interest rate																10.00%	10.00%
Conversion price																$ 0.005	$ 0.005
Debt instrument, maturity date description																	The Aug 2018 Note had a maturity date of August 10, 2019, with an extension of sixty (60) months from the date of the note. The Aug 2018 Note matures on August 10, 2023.
Debt instrument, convertible, terms of conversion feature																	The Aug 2018 Note may be converted into shares of the Company’s common stock at a conversion price of the lesser of a) $0.005 per share or b) sixty-one (61%) percent of the lowest trading price per common stock recorded on any trade day after the effective date.
10% Convertible Promissory Note [Member] | Oct 2, 2019 note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																								0										$ 80,000				0
Convertible notes, interest rate																																		10.00%
Interest expense amount																								80,000														80,000
Aggregate principal amount																								80,000														$ 80,000
Debt instrument, maturity date description																																		The Oct Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date																																		Oct. 02, 2020
Issuance of common stock (in shares)																																						39,676,622
Net balance of convertible debt																																						$ 0
Legal fees																																						600
Accrued interest																																						4,110
Amount received From Funds																																		$ 78,000
Other Fees																																		$ 2,000
Deposit Liabilities, Accrued Interest																								80,000														80,000
10% Convertible Promissory Note [Member] | Nov 27, 2019 note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount																																	$ 80,000
Convertible notes, interest rate																																	10.00%
Interest expense amount																																	$ 80,000
Debt instrument, maturity date description																																	The Nov Note matures on November 27, 2020. The Nov Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date																																	Nov. 27, 2020
Issuance of common stock (in shares)																																	26,579,747
Debt discount																								$ 80,000														80,000
Legal fees																																	$ 300
Accrued interest																																	4,011
Amount received From Funds																																	78,000
Other Fees																																	2,000
Deposit Liabilities, Accrued Interest																																	$ 80,000
10% Convertible Promissory Note [Member] | Feb 2020 Note [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount								$ 80,000	$ 80,000
Interest expense amount																																			$ 3,989
Debt instrument, maturity date description									The Feb 2020 Note had a maturity date of February 11, 2021. The Feb 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Feb 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb 2020 Note. During the three months ended September 30, 2020, the Company issued 5,294,205 shares of common stock upon conversion of principal in the amount of $80,000, plus accrued interest of $3,989, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $49,399 during the three months ended September 30, 2020. The Feb 2020 Note was fully converted as of September 30, 2020. On March 9, 2020, the Company issued a convertible promissory note (the “Mar 2020 Note”) to an investor, (the “Mar 2020 Note”) in the principal amount of $40,000. The Company received funds of $38,000, less other fees of $2,000. The Mar 2020 Note had a maturity date of March 9, 2021. The Mar 2020 Note was convertible into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the Mar 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Mar 2020 Note. During the three months ended September 30, 2020, the Company issued 2,390,871 shares of common stock upon conversion of principal in the amount of $40,000, plus accrued interest of $1,995, and other fees of $300. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $25,708 during the three months ended September 30, 2020. The Mar 2020 Note was fully converted as of September 30, 2020. On April 14, 2020, the Company issued a convertible promissory note (the “April 2020 Note”) to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The April 2020 Note matures on April 14, 2021. The April 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the April 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $20,164 during the three months ended September 30, 2020. The balance of the April 2020 Note as of September 30, 2020 was $80,000. On April 15, 2020, the Company issued a convertible promissory note (the “Apr 2020 Note”) to an investor in the aggregate principal amount of $50,000, of which the Company received $10,000 as of June 30, 2020. The Apr 2020 Note matures twelve (12) months from the effective dates of each respective tranche, such that the Apr 2020 Note matures on April 15, 2021, with an automatic extension of sixty (60) months from the effective date of each tranche. The Apr Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price of common stock recorded on any trade day after the effective date, or (c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of four (4) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Apr 2020 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the fourth business day (inclusive of the day of the conversion) until the shares are delivered. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Apr 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $855 during the three months ended September 30, 2020. The balance of the Apr 2020 Note as of September 30, 2020 was $10,000. On May 19, 2020, the Company issued a convertible promissory note (the “May 2020 Note”) to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The May 2020 Note matures on May 19, 2021. The May 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Issuance of common stock (in shares)																																			5,294,205
Convertible notes payable																																			$ 80,000
Amount received From Funds									$ 78,000
Deposit Liabilities, Accrued Interest																																			3,989
Amortization of Debt Discount (Premium)																																			49,399
10% Convertible Promissory Note [Member] | March 5, 2020 [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount						$ 40,000
Interest expense amount																																			$ 1,995
Debt instrument, maturity date description						The April 2020 Note matures on April 14, 2021. The April 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the April 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $20,164 during the three months ended September 30, 2020. The balance of the April 2020 Note as of September 30, 2020 was $80,000. On April 15, 2020, the Company issued a convertible promissory note (the “Apr 2020 Note”) to an investor in the aggregate principal amount of $50,000, of which the Company received $10,000 as of June 30, 2020. The Apr 2020 Note matures twelve (12) months from the effective dates of each respective tranche, such that the Apr 2020 Note matures on April 15, 2021, with an automatic extension of sixty (60) months from the effective date of each tranche. The Apr Note is convertible into shares of common stock of the Company at a price equal to a variable conversion price of the lesser of $0.01 per share or fifty percent (50%) of the lowest trading price of common stock recorded on any trade day after the effective date, or (c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Company fails to deliver shares in accordance with the timeframe of four (4) business days of the receipt of a notice of conversion, the lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the principal sum with the rescinded conversion shares returned to the Company. In no event shall the lender be entitled to convert any portion of the Apr 2020 Note such that would result in beneficial ownership by the lender and its affiliates of more than 4.99% of the outstanding shares of common stock of the Company. In addition, for each conversion, in the event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the fourth business day (inclusive of the day of the conversion) until the shares are delivered. The conversion feature of the April 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Apr 2020 Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $855 during the three months ended September 30, 2020. The balance of the Apr 2020 Note as of September 30, 2020 was $10,000. On May 19, 2020, the Company issued a convertible promissory note (the “May 2020 Note”) to an investor in the principal amount of $80,000. The Company received funds of $78,000, less other fees of $2,000. The May 2020 Note matures on May 19, 2021. The May 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Issuance of common stock (in shares)																																			2,390,871
Convertible notes payable																																			$ 40,000
Amount received From Funds						$ 38,000
Deposit Liabilities, Accrued Interest																																			1,995
Amortization of Debt Discount (Premium)																																			25,708
10% Convertible Promissory Note [Member] | April 14, 2020 [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount				$ 80,000	$ 80,000																														80,000
Debt instrument, maturity date description				The April 2020 Note matures on April 14, 2021. The April 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Amount received From Funds				$ 78,000
Amortization of Debt Discount (Premium)																																			20,164
10% Convertible Promissory Note [Member] | April 15, 2020 [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount			$ 50,000																								$ 50,000
Conversion price			$ 0.01																								$ 0.01
Percentage of trading price			50.00%
Debt instrument, maturity date description																								The Apr 2020 Note matures twelve (12) months from the effective dates of each respective tranche, such that the Apr 2020 Note matures on April 15, 2021, with an automatic extension of sixty (60) months from the effective date of each tranche.
Percentage of beneficial ownership			4.99%																								4.99%
Penalty amount			$ 2,000																								$ 2,000
Convertible notes payable																																			10,000
Amount received From Funds																								$ 10,000
Amortization of Debt Discount (Premium)			$ 855
10% Convertible Promissory Note [Member] | ConvertiblePromissoryMayOneNotesMember
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount		$ 80,000																						80,000		$ 80,000												80,000
Interest expense amount																								20,164														20,164
Debt instrument, maturity date description		The May 2020 Note matures on May 19, 2021. The May 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Maturity date		May 19, 2021
Amount received From Funds		$ 78,000
Deposit Liabilities, Accrued Interest																								$ 20,164														$ 20,164
10% Convertible Promissory Note [Member] | June 18, 2020 [Member]
Convertible Promissory Notes (Textual)
Convertible promissory note principal amount	$ 160,000																								160,000										$ 160,000
Interest expense amount	$ 40,329																								40,329
Debt instrument, maturity date description	The Jun 2020 Note matures on June 19, 2021. The Jun 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the average of the lowest two (2) trading prices per common stock during the fifteen (15) trading day prior to the conversion date.
Amount received From Funds	$ 156,000
Deposit Liabilities, Accrued Interest	$ 40,329																								$ 40,329